UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

FEBRUARY 29, 2012

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	February 29, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 15.7%
Internet & Catalog Retail - 3.1%
Amazon.com Inc.	145,433	$26,132,856	*

Media - 5.3%
Comcast Corp., Special Class A Shares	817,360	23,368,322
Walt Disney Co.	495,630	20,811,504

Total Media		44,179,826

Specialty Retail - 5.4%
Bed Bath & Beyond Inc.	315,830	18,867,684	*
Home Depot Inc.	565,170	26,885,137

Total Specialty Retail		45,752,821

Textiles, Apparel & Luxury Goods - 1.9%
NIKE Inc., Class B Shares	148,370	16,012,090

TOTAL CONSUMER DISCRETIONARY		132,077,593

CONSUMER STAPLES - 11.6%
Beverages - 7.1%
Anheuser-Busch InBev NV, ADR	348,980	23,468,905
Coca-Cola Co.	322,070	22,499,810
PepsiCo Inc.	228,107	14,357,055

Total Beverages		60,325,770

Food & Staples Retailing - 3.1%
CVS Caremark Corp.	573,609	25,869,766

Household Products - 1.4%
Procter & Gamble Co.	177,570	11,989,526

TOTAL CONSUMER STAPLES		98,185,062

ENERGY - 8.9%
Energy Equipment & Services - 5.1%
Cameron International Corp.	321,050	17,885,696	*
Schlumberger Ltd.	327,250	25,397,872

Total Energy Equipment & Services		43,283,568

Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	184,410	19,903,371
EOG Resources Inc.	106,580	12,135,199

Total Oil, Gas & Consumable Fuels		32,038,570

TOTAL ENERGY		75,322,138

FINANCIALS - 7.2%
Capital Markets - 4.4%
BlackRock Inc.	132,170	26,301,830
Charles Schwab Corp.	761,420	10,568,510

Total Capital Markets		36,870,340

Diversified Financial Services - 2.8%
CME Group Inc.	48,450	14,025,790
Nasdaq OMX Group Inc.	386,800	10,188,312	*

Total Diversified Financial Services		24,214,102

TOTAL FINANCIALS		61,084,442

HEALTH CARE - 12.5%
Biotechnology - 7.1%
Amgen Inc.	122,180	8,302,131
Biogen Idec Inc.	204,510	23,819,280	*
Celgene Corp.	376,400	27,599,530	*

Total Biotechnology		59,720,941

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	February 29, 2012

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.8%
Thermo Fisher Scientific Inc.	272,402	$15,423,401	*

Health Care Providers & Services - 1.3%
Express Scripts Inc.	197,200	10,516,676	*

Pharmaceuticals - 2.3%
Johnson & Johnson	300,020	19,525,302

TOTAL HEALTH CARE		105,186,320

INDUSTRIALS - 7.0%
Air Freight & Logistics - 2.3%
United Parcel Service Inc., Class B Shares	251,420	19,331,684

Industrial Conglomerates - 2.0%
General Electric Co.	877,370	16,713,899

Machinery - 2.7%
Deere & Co.	94,780	7,860,105
Eaton Corp.	286,400	14,947,216

Total Machinery		22,807,321

TOTAL INDUSTRIALS		58,852,904

INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 6.2%
Cisco Systems Inc.	1,050,890	20,891,693
Juniper Networks Inc.	733,790	16,701,060	*
QUALCOMM Inc.	230,300	14,320,054

Total Communications Equipment		51,912,807

Computers & Peripherals - 5.3%
Apple Inc.	30,920	16,772,245	*
EMC Corp.	544,100	15,066,129	*
NetApp Inc.	298,945	12,854,635	*

Total Computers & Peripherals		44,693,009

Internet Software & Services - 8.5%
Akamai Technologies Inc.	369,979	13,319,244	*
eBay Inc.	759,930	27,159,898	*
Google Inc., Class A Shares	50,798	31,405,864	*

Total Internet Software & Services		71,885,006

IT Services - 3.0%
Visa Inc., Class A Shares	220,944	25,711,253

Semiconductors & Semiconductor Equipment - 4.8%
Broadcom Corp., Class A Shares	454,000	16,866,100	*
Texas Instruments Inc.	697,871	23,273,998

Total Semiconductors & Semiconductor Equipment		40,140,098

Software - 7.2%
Intuit Inc.	275,690	15,945,910
Microsoft Corp.	873,070	27,711,242
Oracle Corp.	581,291	17,014,387

Total Software		60,671,539

TOTAL INFORMATION TECHNOLOGY		295,013,712

MATERIALS - 2.2%
Chemicals - 2.2%
Monsanto Co.	245,573	19,002,439

TOTAL INVESTMENTS - 100.1% (Cost - $589,557,885#)		844,724,610
Liabilities in Excess of Other Assets - (0.1)%		(1,137,292)

TOTAL NET ASSETS - 100.0%		$843,587,318

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$844,724,610	—	—	$844,724,610

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the

Notes to Schedule of Investments (unaudited) (continued)

Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 29, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$255,830,460
Gross unrealized depreciation	(663,735)

Net unrealized appreciation	$255,166,725

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 29, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 25, 2012